Consolidated statements of cash flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings	$ 589,542,000	$ 171,842,000
Adjustments for:
Depreciation and amortization	293,094,000	280,702,000
Deferred sales	(24,747,000)	61,180,000
Unrealized losses (gains) on derivatives	(145,751,000)	149,629,000
Share-based compensation	9,656,000	6,775,000
Loss on disposal of assets	3,117,000	1,042,000
Finance costs	115,175,000	147,171,000
Finance income	(23,172,000)	(21,228,000)
Share of loss (earnings) from equity-accounted investees	(216,386,000)	10,844,000
Other income	(1,460,000)	(307,000)
Foreign exchange (gains) losses	61,740,000	(65,517,000)
Other operating income	(28,333,000)	(37,683,000)
Income tax expense	187,719,000	84,874,000
Interest received	23,172,000	21,228,000
Income taxes paid	(90,206,000)	(38,486,000)
Dividends from equity-accounted investees	446,749,000	185,447,000
Other operating items	208,523,000	(52,225,000)
Net cash provided by operations	1,408,432,000	905,288,000
Investing activities
Additions to property, plant and equipment	(333,025,000)	(211,635,000)
Increase in short-term investments	(99,603,000)	0
Decrease (increase) in long-term receivables, investments and other	(1,137,000)	4,816,000
Proceeds from sale of property, plant and equipment	245,000	377,000
Net cash used in investing	(433,520,000)	(206,442,000)
Financing activities
Increase in long-term debt	0	497,022,000
Decrease in long-term debt	(285,240,000)	(1,041,590,000)
Interest paid	(52,642,000)	(88,818,000)
Proceeds from issuance of shares, stock option plan	2,170,000	16,656,000
Lease principal payments	(2,733,000)	(2,051,000)
Dividends paid	(104,480,000)	(69,641,000)
Net cash used in financing	(442,925,000)	(688,422,000)
Increase in cash and cash equivalents, during the year	531,987,000	10,424,000
Exchange rate changes on foreign currency cash balances	(17,589,000)	23,229,000
Cash and cash equivalents, beginning of year	600,462,000	566,809,000
Cash and cash equivalents, end of year	1,114,860,000	600,462,000
Cash and cash equivalents is comprised of:
Cash	805,875,000	204,715,000
Cash equivalents	308,985,000	395,747,000
Cash and cash equivalents	$ 1,114,860,000	$ 600,462,000